Summary of Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding	15,584,000	5,043,000	4,018,000
Granted	600,000	10,575,000	1,145,000
Exercised	0	0	0
Forfeited	0	(34,000)	(120,000)
Outstanding	16,184,000	15,584,000	5,043,000
Exercisable	7,196,502	6,371,502
Weighted Average Exercise Price
Outstanding	$ 0.61	$ 1.03	$ 1.12
Granted	$ 0.46	$ 0.41	$ 0.68
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 1.31	$ 0.50
Outstanding	$ 0.60	$ 0.61	$ 1.03
Exercisable	$ 0.88	$ 0.91
Weighted Average Remaining Life In Years
Outstanding	8 years 3 months 18 days	8 years 6 months
Exercisable	7 years 6 months	7 years 7 months 6 days
Intrinsic Value
Outstanding	$ 587,850	$ 979,600
Exercisable	$ 28,850	$ 45,600